PORTFOLIO OF INVESTMENTS – as of June 30, 2021 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 89.9% of Net Assets
Non-Convertible Bonds – 84.6%
	ABS Car Loan – 0.1%
$150,000	Prestige Auto Receivables Trust, Series 2019-1A, Class E, 3.900%, 5/15/2026, 144A	$154,316

	ABS Home Equity – 0.4%
109,620	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 0.423%, 9/19/2045(a)	82,793
260,000	Progress Residential Trust, Series 2021-SFR3, Class F, 3.436%, 5/17/2026, 144A	262,751
500,000	Progress Residential Trust, Series 2021-SFR4, Class F, 3.407%, 5/17/2038, 144A	499,075
185,000	VOLT XCVI LLC, Series 2021-NPL5, Class A2, 4.826%, 3/27/2051, 144A(b)	184,812

		1,029,431

	ABS Other – 0.1%
191,602	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	189,492

	Aerospace & Defense – 2.8%
80,000	Boeing Co. (The), 3.250%, 2/01/2035	80,890
205,000	Boeing Co. (The), 3.375%, 6/15/2046	197,487
15,000	Boeing Co. (The), 3.500%, 3/01/2039	15,032
50,000	Boeing Co. (The), 3.550%, 3/01/2038	51,353
715,000	Boeing Co. (The), 5.150%, 5/01/2030	846,671
95,000	Boeing Co. (The), 5.705%, 5/01/2040	122,349
499,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	499,624
1,335,000	Bombardier, Inc., 7.125%, 6/15/2026, 144A	1,397,745
185,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	195,388
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	122,548
606,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	720,613
170,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	219,551
70,000	Moog, Inc., 4.250%, 12/15/2027, 144A	72,450
650,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	637,000
495,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	528,412

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$30,000	TransDigm, Inc., 5.500%, 11/15/2027	$31,275
1,405,000	TransDigm, Inc., 6.375%, 6/15/2026	1,455,538
260,000	Triumph Group, Inc., 6.250%, 9/15/2024, 144A	263,900
148,000	Wolverine Escrow LLC, 9.000%, 11/15/2026, 144A	144,300

		7,602,126

	Airlines – 1.4%
40,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	40,051
505,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	633,775
525,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	555,844
595,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	643,344
510,000	Delta Air Lines, Inc., 7.375%, 1/15/2026	598,400
555,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyality Ltd., 5.750%, 1/20/2026, 144A	595,853
145,575	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	154,387
230,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	238,091
345,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	357,075

		3,816,820

	Automotive – 2.4%
245,000	Clarios Global LP/Clarios U.S. Finance Co., 8.500%, 5/15/2027, 144A	267,099
665,000	Ford Motor Co., 8.500%, 4/21/2023	742,107
2,145,000	Ford Motor Co., 9.000%, 4/22/2025	2,644,506
200,000	Ford Motor Credit Co. LLC, 4.542%, 8/01/2026	217,500
400,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	432,000
605,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(c)	658,476
195,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(c)	218,400
65,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	66,690
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	366,998

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Automotive – continued
$220,000	Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028, 144A	$231,550
120,000	Meritor, Inc., 4.500%, 12/15/2028, 144A	121,650
140,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	145,208
120,000	Tenneco, Inc., 7.875%, 1/15/2029, 144A	135,526
190,000	Wheel Pros, Inc., 6.500%, 5/15/2029, 144A	192,137

		6,439,847

	Banking – 0.7%
1,035,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,116,165
760,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	828,659

		1,944,824

	Building Materials – 3.6%
315,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	331,207
335,000	Builders FirstSource, Inc., 6.750%, 6/01/2027, 144A	358,869
2,510,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	2,551,415
320,000	Cemex SAB de CV, (fixed rate to 6/8/2026, variable rate thereafter), 5.125%, 144A(c)	330,304
380,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/2029, 144A	407,550
150,000	CP Atlas Buyer, Inc., 7.000%, 12/01/2028, 144A	155,438
690,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	683,100
1,250,000	James Hardie International Finance DAC, 5.000%, 1/15/2028, 144A	1,323,856
105,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	106,970
350,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	363,727
395,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	398,041
415,000	Masonite International Corp., 5.375%, 2/01/2028, 144A	439,767
415,000	Park River Holdings, Inc., 5.625%, 2/01/2029, 144A	403,536
265,000	Park River Holdings, Inc., 6.750%, 8/01/2029, 144A	268,313
275,000	Patrick Industries, Inc., 4.750%, 5/01/2029, 144A	273,281
275,000	SRS Distribution, Inc., 6.125%, 7/01/2029, 144A	283,005

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Building Materials – continued
$100,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	$106,243
425,000	U.S. Concrete, Inc., 5.125%, 3/01/2029, 144A	464,312
355,000	Victors Merger Corp., 6.375%, 5/15/2029, 144A	357,662
90,000	White Cap Buyer LLC, 6.875%, 10/15/2028, 144A	96,323

		9,702,919

	Cable Satellite – 5.6%
665,000	Altice Financing S.A., 5.000%, 1/15/2028, 144A	651,813
95,000	Block Communications, Inc., 4.875%, 3/01/2028, 144A	96,900
640,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	652,282
280,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	291,540
205,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	212,431
3,485,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	3,685,387
690,000	Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.750%, 10/01/2026, 144A	729,675
520,000	CSC Holdings LLC, 4.125%, 12/01/2030, 144A	516,750
520,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	510,177
710,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	786,396
630,000	DISH DBS Corp., 5.125%, 6/01/2029, 144A	622,081
175,000	DISH DBS Corp., 7.375%, 7/01/2028	188,323
875,000	DISH DBS Corp., 7.750%, 7/01/2026	990,937
599,924	Ligado Networks LLC, 15.500% PIK, 11/01/2023, 144A(q)	591,903
185,536	Ligado Networks LLC, 17.500% PIK, 5/01/2024, 144A(q)	142,870
480,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.500%, 9/15/2028, 144A	504,312
1,200,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	1,261,224
275,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026, 144A	276,031
690,000	UPC Broadband Finco B.V., 4.875%, 7/15/2031, 144A	691,587
260,000	ViaSat, Inc., 6.500%, 7/15/2028, 144A	277,280

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Cable Satellite – continued
$250,000	Virgin Media Finance PLC, 5.000%, 7/15/2030, 144A	$252,573
630,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029, 144A	677,250
325,000	Ziggo BV, 4.875%, 1/15/2030, 144A	333,418

		14,943,140

	Chemicals – 1.5%
400,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	416,768
400,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	438,004
175,000	Chemours Co. (The), 5.375%, 5/15/2027	189,800
300,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	307,758
170,000	CVR Partners LP/CVR Nitrogen Finance Corp., 6.125%, 6/15/2028, 144A	174,250
805,000	Hercules LLC, 6.500%, 6/30/2029	887,392
205,000	Herens Holdco S.a.r.l., 4.750%, 5/15/2028, 144A	203,975
290,000	Hexion, Inc., 7.875%, 7/15/2027, 144A	312,837
200,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	202,646
215,000	Methanex Corp., 5.125%, 10/15/2027	232,200
45,000	Methanex Corp., 5.250%, 12/15/2029	48,488
490,000	Olin Corp., 5.000%, 2/01/2030	522,462
85,000	Olin Corp., 5.125%, 9/15/2027	88,400
20,000	Olin Corp., 5.625%, 8/01/2029	21,956

		4,046,936

	Construction Machinery – 0.1%
275,000	Titan International, Inc., 7.000%, 4/30/2028, 144A	287,719

	Consumer Cyclical Services – 2.9%
305,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.000%, 6/01/2029, 144A	309,206
260,000	ANGI Group LLC, 3.875%, 8/15/2028, 144A	258,375
110,000	Arches Buyer, Inc., 6.125%, 12/01/2028, 144A	113,300
375,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.250%, 1/15/2028, 144A	398,906

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Consumer Cyclical Services – continued
$545,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	$569,738
495,000	Realogy Group LLC/Realogy Co-Issuer Corp., 7.625%, 6/15/2025, 144A	536,926
240,000	Realogy Group LLC/Realogy Co-Issuer Corp., 9.375%, 4/01/2027, 144A	266,674
525,000	Staples, Inc., 7.500%, 4/15/2026, 144A	543,761
295,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	345,150
135,000	TKC Holdings, Inc., 10.500%, 5/15/2029, 144A	146,137
355,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	382,055
1,130,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	1,241,847
2,460,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	2,650,650

		7,762,725

	Consumer Products – 0.2%
435,000	Energizer Holdings, Inc., 4.375%, 3/31/2029, 144A	435,448
210,000	Prestige Brands, Inc., 5.125%, 1/15/2028, 144A	221,080

		656,528

	Diversified Manufacturing – 0.6%
285,000	Madison IAQ LLC, 5.875%, 6/30/2029, 144A	289,988
390,000	TK Elevator U.S. Newco, Inc., 5.250%, 7/15/2027, 144A	410,962
355,000	WESCO Distribution, Inc., 7.125%, 6/15/2025, 144A	383,649
490,000	WESCO Distribution, Inc., 7.250%, 6/15/2028, 144A	545,786

		1,630,385

	Electric – 0.8%
1,285,000	Calpine Corp., 5.125%, 3/15/2028, 144A	1,307,488
105,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	111,694
135,000	NRG Energy, Inc., 5.750%, 1/15/2028	143,775
130,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, 8/15/2028, 144A	134,576
320,000	PG&E Corp., 5.000%, 7/01/2028	323,558
70,000	PG&E Corp., 5.250%, 7/01/2030	70,665

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Electric – continued
$200,000	Talen Energy Supply LLC, 10.500%, 1/15/2026, 144A	$144,625

		2,236,381

	Environmental – 0.2%
530,000	GFL Environmental, Inc., 4.000%, 8/01/2028, 144A	523,560

	Finance Companies – 3.5%
155,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(c)	156,550
230,000	Fortress Transportation & Infrastructure Investors LLC, 5.500%, 5/01/2028, 144A	239,488
635,000	Freedom Mortgage Corp., 7.625%, 5/01/2026, 144A	661,035
485,000	General Motors Financial Co., Inc., Series B, (fixed rate to 9/30/2028, variable rate thereafter), 6.500%(c)	543,200
320,000	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024, 144A(e)	321,600
200,000	Midcap Financial Issuer Trust, 5.625%, 1/15/2030, 144A	200,772
615,000	Midcap Financial Issuer Trust, 6.500%, 5/01/2028, 144A	643,622
1,715,000	Navient Corp., 4.875%, 3/15/2028	1,723,575
1,000,000	Navient Corp., 5.000%, 3/15/2027	1,034,750
410,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	415,125
2,315,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	2,430,750
425,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	419,688
550,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	554,119

		9,344,274

	Financial Other – 1.8%
200,000	China Evergrande Group, 9.500%, 4/11/2022	171,100
1,805,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	1,886,225
1,405,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,450,656
135,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 5/15/2026	143,235
1,180,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027, 144A	1,222,810

		4,874,026

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Food & Beverage – 2.0%
$80,000	Aramark Services, Inc., 5.000%, 2/01/2028, 144A	$83,776
395,000	Herbalife Nutrition Ltd./HLF Financing, Inc., 7.875%, 9/01/2025, 144A	429,562
65,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.500%, 4/15/2029, 144A	73,044
680,000	Kraft Heinz Foods Co., 3.000%, 6/01/2026	724,155
690,000	MARB BondCo. PLC, 3.950%, 1/29/2031, 144A	665,298
510,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	535,984
440,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	468,600
590,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	599,930
20,000	Post Holdings, Inc., 5.500%, 12/15/2029, 144A	21,425
310,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	324,338
340,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	342,955
325,000	TreeHouse Foods, Inc., 4.000%, 9/01/2028	322,563
335,000	Triton Water Holdings, Inc., 6.250%, 4/01/2029, 144A	335,838
425,000	US Foods, Inc., 4.750%, 2/15/2029, 144A	433,500

		5,360,968

	Gaming – 4.1%
1,130,000	Boyd Gaming Corp., 4.750%, 12/01/2027	1,169,550
350,000	Boyd Gaming Corp., 4.750%, 6/15/2031, 144A	363,125
510,000	Caesars Entertainment, Inc., 6.250%, 7/01/2025, 144A	540,600
715,000	Caesars Entertainment, Inc., 8.125%, 7/01/2027, 144A	795,223
590,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.250%, 10/15/2025, 144A	597,375
230,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.750%, 7/01/2025, 144A	242,363
250,000	International Game Technology PLC, 4.125%, 4/15/2026, 144A	260,313
400,000	International Game Technology PLC, 5.250%, 1/15/2029, 144A	429,000
200,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	228,000
345,000	MGM China Holdings Ltd., 4.750%, 2/01/2027, 144A	351,634

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Gaming – continued
$790,000	MGM Resorts International, 5.500%, 4/15/2027	$867,025
865,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	944,753
855,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	964,440
630,000	Studio City Finance Ltd., 6.000%, 7/15/2025, 144A	661,027
540,000	Studio City Finance Ltd., 6.500%, 1/15/2028, 144A	577,800
1,090,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 3/01/2025, 144A	1,173,777
290,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	298,700
215,000	Wynn Macau Ltd., 5.625%, 8/26/2028, 144A	224,138
420,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	443,625

		11,132,468

	Government Owned - No Guarantee – 0.5%
600,000	Petroleos Mexicanos, 5.950%, 1/28/2031	582,900
285,000	Petroleos Mexicanos, 6.625%, 6/15/2035	275,239
640,000	YPF S.A., 6.950%, 7/21/2027, 144A	450,816

		1,308,955

	Healthcare – 4.3%
255,000	AHP Health Partners, Inc., 5.750%, 7/15/2029, 144A	258,506
655,000	Avantor Funding, Inc., 4.625%, 7/15/2028, 144A	691,529
165,000	Catalent Pharma Solutions, Inc., 5.000%, 7/15/2027, 144A	172,418
985,000	CHS/Community Health Systems, Inc., 5.625%, 3/15/2027, 144A	1,051,488
585,000	CHS/Community Health Systems, Inc., 6.125%, 4/01/2030, 144A	593,775
400,000	CHS/Community Health Systems, Inc., 6.875%, 4/15/2029, 144A	418,588
400,000	CHS/Community Health Systems, Inc., 8.000%, 3/15/2026, 144A	431,000
610,000	DaVita, Inc., 3.750%, 2/15/2031, 144A	585,600
610,000	Encompass Health Corp., 4.500%, 2/01/2028	632,857
930,000	Encompass Health Corp., 4.750%, 2/01/2030	988,125
425,000	HCA, Inc., 7.050%, 12/01/2027	520,625

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Healthcare – continued
$35,000	HCA, Inc., 7.500%, 12/15/2023	$40,075
310,000	HCA, Inc., 7.500%, 11/06/2033	427,800
40,000	HCA, Inc., 7.690%, 6/15/2025	48,598
40,000	HCA, Inc., 8.360%, 4/15/2024	47,150
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	247,025
675,000	LifePoint Health, Inc., 5.375%, 1/15/2029, 144A	658,125
125,000	ModivCare, Inc., 5.875%, 11/15/2025, 144A	133,750
565,000	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028, 144A	567,774
185,000	RP Escrow Issuer LLC, 5.250%, 12/15/2025, 144A	193,094
115,000	Select Medical Corp., 6.250%, 8/15/2026, 144A	122,477
265,000	Surgery Center Holdings, Inc., 6.750%, 7/01/2025, 144A	270,300
170,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	174,964
1,855,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	1,976,762
225,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	232,493

		11,484,898

	Home Construction – 0.7%
255,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/2030, 144A	252,529
405,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 6.250%, 9/15/2027, 144A	427,781
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(f)(g)(h)	—
245,000	Empire Communities Corp., 7.000%, 12/15/2025, 144A	257,250
80,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	80,724
275,000	KB Home, 4.800%, 11/15/2029	297,954
300,000	Mattamy Group Corp., 4.625%, 3/01/2030, 144A	307,023
205,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028, 144A	231,445

		1,854,706

	Independent Energy – 7.4%
445,000	Antero Resources Corp., 7.625%, 2/01/2029, 144A	493,950

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Independent Energy – continued
$55,000	Antero Resources Corp., 8.375%, 7/15/2026, 144A	$62,563
480,000	Apache Corp., 4.250%, 1/15/2030	506,400
130,000	Apache Corp., 4.375%, 10/15/2028	138,385
75,000	Apache Corp., 4.875%, 11/15/2027	81,224
335,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.000%, 11/01/2026, 144A	350,480
375,000	Baytex Energy Corp., 8.750%, 4/01/2027, 144A	377,813
95,000	California Resources Corp., 7.125%, 2/01/2026, 144A	99,970
140,000	Callon Petroleum Co., 6.250%, 4/15/2023	140,162
400,000	Callon Petroleum Co., 8.000%, 8/01/2028, 144A	404,500
110,000	Centennial Resource Production LLC, 5.375%, 1/15/2026, 144A	107,800
340,000	Centennial Resource Production LLC, 6.875%, 4/01/2027, 144A	347,687
95,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	100,225
255,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	271,634
65,000	Continental Resources, Inc., 4.375%, 1/15/2028	71,906
410,000	Continental Resources, Inc., 4.900%, 6/01/2044	464,327
160,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	191,600
90,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.500%, 1/30/2026, 144A	93,488
140,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.625%, 7/15/2025, 144A	149,800
380,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026, 144A	389,359
200,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	205,444
180,000	Energy Ventures GoM LLC/EnVen Finance Corp., 11.750%, 4/15/2026, 144A	187,718
40,000	EQT Corp., 3.125%, 5/15/2026, 144A	40,988
85,000	EQT Corp., 3.625%, 5/15/2031, 144A	88,613
25,000	EQT Corp., 5.000%, 1/15/2029	27,874
75,000	EQT Corp., 7.625%, 2/01/2025	87,487
595,000	EQT Corp., 8.500%, 2/01/2030	775,231

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Independent Energy – continued
$180,000	Hilcorp Energy I LP/Hilcorp Finance Co., 5.750%, 2/01/2029, 144A	$187,650
155,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.000%, 2/01/2031, 144A	164,300
320,000	Independence Energy Finance LLC, 7.250%, 5/01/2026, 144A	336,054
445,000	Indigo Natural Resources LLC, 5.375%, 2/01/2029, 144A	465,025
300,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	334,050
285,000	Matador Resources Co., 5.875%, 9/15/2026	293,550
230,000	MEG Energy Corp., 5.875%, 2/01/2029, 144A	239,775
300,000	MEG Energy Corp., 7.125%, 2/01/2027, 144A	319,598
260,000	Murphy Oil Corp., 6.375%, 7/15/2028	274,131
300,000	Murphy Oil Corp., 6.375%, 12/01/2042	297,111
285,000	Murphy Oil Corp., 6.875%, 8/15/2024	291,413
275,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028, 144A	296,313
135,000	Oasis Petroleum, Inc., 6.375%, 6/01/2026, 144A	140,769
1,795,000	Occidental Petroleum Corp., 2.900%, 8/15/2024	1,835,387
90,000	Occidental Petroleum Corp., 3.000%, 2/15/2027	89,325
80,000	Occidental Petroleum Corp., 3.200%, 8/15/2026	80,600
55,000	Occidental Petroleum Corp., 3.400%, 4/15/2026	56,238
825,000	Occidental Petroleum Corp., 3.500%, 6/15/2025	843,562
1,575,000	Occidental Petroleum Corp., 3.500%, 8/15/2029	1,580,670
465,000	Occidental Petroleum Corp., 4.100%, 2/15/2047	432,971
115,000	Occidental Petroleum Corp., 4.200%, 3/15/2048	107,525
120,000	Occidental Petroleum Corp., 4.400%, 4/15/2046	115,260
200,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	221,000
110,000	Occidental Petroleum Corp., 7.500%, 5/01/2031	138,600
50,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	64,250
260,000	Occidental Petroleum Corp., 8.500%, 7/15/2027	327,392

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Independent Energy – continued
$385,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	$514,895
575,000	Ovintiv, Inc., 6.500%, 8/15/2034	759,066
5,000	Ovintiv, Inc., 6.500%, 2/01/2038	6,657
120,000	Ovintiv, Inc., 6.625%, 8/15/2037	160,114
275,000	Ovintiv, Inc., 7.200%, 11/01/2031	361,864
115,000	Ovintiv, Inc., 7.375%, 11/01/2031	152,686
10,000	Ovintiv, Inc., 8.125%, 9/15/2030	13,628
385,000	Range Resources Corp., 9.250%, 2/01/2026	424,462
79,000	Range Resources Corp., 5.000%, 3/15/2023	81,765
180,000	Range Resources Corp., 8.250%, 1/15/2029, 144A	202,950
175,000	SM Energy Co., 5.625%, 6/01/2025	173,250
130,000	SM Energy Co., 6.500%, 7/15/2028	133,575
230,000	SM Energy Co., 6.750%, 9/15/2026	234,025
465,000	Southwestern Energy Co., 6.450%, 1/23/2025	514,755
60,000	Southwestern Energy Co., 7.500%, 4/01/2026	63,525
45,000	Southwestern Energy Co., 7.750%, 10/01/2027	48,825
275,000	Vine Energy Holdings LLC, 6.750%, 4/15/2029, 144A	289,438

		19,924,627

	Industrial Other – 0.2%
315,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	331,600
150,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	157,875

		489,475

	Leisure – 3.0%
140,000	AMC Entertainment Holdings, Inc., 10.500%, 4/15/2025, 144A	151,900
180,000	Boyne USA, Inc., 4.750%, 5/15/2029, 144A	185,711
1,685,000	Carnival Corp., 5.750%, 3/01/2027, 144A	1,765,037
365,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 6.500%, 10/01/2028, 144A	393,288

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Leisure – continued
$265,000	Cinemark USA, Inc., 5.250%, 7/15/2028, 144A	$271,625
265,000	Live Nation Entertainment, Inc., 3.750%, 1/15/2028, 144A	266,171
535,000	Live Nation Entertainment, Inc., 4.750%, 10/15/2027, 144A	554,394
800,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	838,000
165,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	172,912
310,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	296,078
780,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	779,025
860,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	900,678
585,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	590,119
235,000	Viking Cruises Ltd., 5.875%, 9/15/2027, 144A	232,227
550,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	555,500

		7,952,665

	Lodging – 1.1%
285,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	284,253
885,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	904,912
205,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	207,819
720,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	737,784
345,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	355,592
5,000	Travel & Leisure Co., 6.000%, 4/01/2027	5,493
525,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	594,825

		3,090,678

	Media Entertainment – 3.8%
645,000	AMC Networks, Inc., 4.250%, 2/15/2029	650,644
345,000	Audacy Capital Corp., 6.750%, 3/31/2029, 144A	358,583
230,000	Clear Channel International BV, 6.625%, 8/01/2025, 144A	241,691
295,000	Clear Channel Outdoor Holdings, Inc., 7.500%, 6/01/2029, 144A	305,424

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Media Entertainment – continued
$250,000	Clear Channel Outdoor Holdings, Inc., 7.750%, 4/15/2028, 144A	$261,880
270,000	Deluxe Corp., 8.000%, 6/01/2029, 144A	292,950
555,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	359,362
250,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A	122,784
640,000	Gray Television, Inc., 4.750%, 10/15/2030, 144A	637,779
335,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	344,631
165,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	175,519
1,230,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	1,317,637
270,000	Lamar Media Corp., 3.750%, 2/15/2028	274,725
150,000	Lamar Media Corp., 4.000%, 2/15/2030	151,817
415,000	Lions Gate Capital Holdings LLC, 5.500%, 4/15/2029, 144A	436,269
1,210,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	1,439,053
425,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	516,203
75,000	Netflix, Inc., 5.875%, 11/15/2028	92,057
90,000	Netflix, Inc., 6.375%, 5/15/2029	114,953
115,000	Nexstar Broadcasting, Inc., 5.625%, 7/15/2027, 144A	121,900
370,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.250%, 6/15/2025, 144A	391,105
150,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	149,897
400,000	Sinclair Television Group, Inc., 5.125%, 2/15/2027, 144A	401,500
365,000	Summer BC Bidco B LLC, 5.500%, 10/31/2026, 144A	371,092
200,000	Terrier Media Buyer, Inc., 8.875%, 12/15/2027, 144A	216,250
115,000	Townsquare Media, Inc., 6.875%, 2/01/2026, 144A	123,050
230,000	Univision Communications, Inc., 6.625%, 6/01/2027, 144A	249,216

		10,117,971

	Metals & Mining – 3.9%
825,000	ABJA Investment Co. Pte Ltd., 5.450%, 1/24/2028	888,731

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Metals & Mining – continued
$485,000	Alcoa Nederland Holding BV, 5.500%, 12/15/2027, 144A	$526,128
75,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	78,562
55,000	Carpenter Technology Corp., 6.375%, 7/15/2028	60,382
570,000	Cleveland-Cliffs, Inc., 4.625%, 3/01/2029, 144A	599,794
455,000	Cleveland-Cliffs, Inc., 4.875%, 3/01/2031, 144A	477,750
85,000	Cleveland-Cliffs, Inc., 6.750%, 3/15/2026, 144A	91,694
269,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/2025, 144A	315,271
460,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	469,200
2,560,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	2,678,042
615,000	First Quantum Minerals Ltd., 7.250%, 4/01/2023, 144A	626,919
600,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	622,500
65,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	71,175
15,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	18,117
145,000	GrafTech Finance, Inc., 4.625%, 12/15/2028, 144A	148,806
935,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	1,027,331
980,000	Novelis Corp., 4.750%, 1/30/2030, 144A	1,029,000
110,000	SunCoke Energy, Inc., 4.875%, 6/30/2029, 144A	109,862
390,000	United States Steel Corp., 6.250%, 3/15/2026	402,012
35,000	United States Steel Corp., 6.875%, 8/15/2025	35,812
210,000	United States Steel Corp., 6.875%, 3/01/2029	224,700
90,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	89,100

		10,590,888

	Midstream – 5.2%
545,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	590,606
360,000	Buckeye Partners LP, 4.500%, 3/01/2028, 144A	369,112
185,000	Buckeye Partners LP, 5.600%, 10/15/2044	179,450

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Midstream – continued
$130,000	Buckeye Partners LP, 5.850%, 11/15/2043	$129,025
980,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031, 144A	1,021,150
275,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	288,062
95,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	104,975
160,000	DCP Midstream Operating LP, 5.375%, 7/15/2025	178,192
540,000	DCP Midstream Operating LP, 5.625%, 7/15/2027	615,271
90,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	77,400
255,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	226,312
250,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	226,250
455,000	EQM Midstream Partners LP, 6.000%, 7/01/2025, 144A	494,812
470,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	524,050
380,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	406,600
100,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	108,058
275,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026, 144A	272,594
625,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.750%, 2/01/2028	645,900
260,000	Harvest Midstream I LP, 7.500%, 9/01/2028, 144A	282,360
1,405,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	1,465,415
425,000	New Fortress Energy, Inc., 6.500%, 9/30/2026, 144A	434,265
910,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	931,612
80,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	72,600
370,000	NuStar Logistics LP, 5.750%, 10/01/2025	402,375
265,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031, 144A	271,294
390,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029, 144A	396,825
56,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 9/15/2024, 144A	56,763
90,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 1/15/2028, 144A	91,575
110,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.000%, 3/01/2027, 144A	113,300

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Midstream – continued
$1,250,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	$1,374,575
735,000	Western Midstream Operating LP, 5.300%, 2/01/2030	823,204
50,000	Western Midstream Operating LP, 5.300%, 3/01/2048	53,250
345,000	Western Midstream Operating LP, 5.450%, 4/01/2044	371,737
345,000	Western Midstream Operating LP, 6.500%, 2/01/2050	399,453

		13,998,422

	Non-Agency Commercial Mortgage-Backed Securities – 1.4%
99,317	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 3.573%, 11/15/2031, 144A(a)(i)(j)	65,024
347,608	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 4.573%, 11/15/2031, 144A(a)(i)(j)	199,464
200,000	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045, 144A	199,820
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	711,845
110,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.428%, 8/10/2044, 144A(b)	91,316
935,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.428%, 8/10/2044, 144A(b)	514,270
100,000	GS Mortgage Securities Trust, Series 2013-GC13, Class C, 4.221%, 7/10/2046, 144A(b)	93,849
275,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.420%, 6/15/2044, 144A(b)(i)(j)	208,947
195,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.426%, 10/15/2030, 144A(b)	152,629
106,361	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.543%, 11/15/2027, 144A(a)	77,282
320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 3.573%, 11/15/2027, 144A(a)(g)(h)(i)	78,875
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 4.473%, 11/15/2027, 144A(a)(g)(h)(i)	33,373
145,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.325%, 11/15/2059(b)	122,840
325,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	241,627
590,437	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.520%, 3/15/2044, 144A(b)	287,661
205,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.266%, 6/15/2044, 144A(b)	125,296
530,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.508%, 12/15/2045(b)	454,907
100,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.957%, 6/15/2045, 144A(b)(i)(j)	40,793

		3,699,818

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Oil Field Services – 0.9%
$150,000	Nabors Industries Ltd., 7.250%, 1/15/2026, 144A	$147,000
131,000	Nabors Industries, Inc., 9.000%, 2/01/2025, 144A	137,795
180,000	Precision Drilling Corp., 6.875%, 1/15/2029, 144A	185,400
30,000	Precision Drilling Corp., 7.125%, 1/15/2026, 144A	30,900
125,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	132,500
561,875	Transocean Pontus Ltd., 6.125%, 8/01/2025, 144A	568,457
220,000	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	221,100
74,250	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	74,992
325,000	Transocean, Inc., 8.000%, 2/01/2027, 144A	273,632
135,000	Transocean, Inc., 11.500%, 1/30/2027, 144A	144,274
75,000	Weatherford International Ltd., 8.750%, 9/01/2024, 144A	78,469
355,000	Weatherford International Ltd., 11.000%, 12/01/2024, 144A	369,200

		2,363,719

	Packaging – 1.3%
1,300,000	ARD Finance S.A., 7.250% PIK or 6.500% Cash, 6/30/2027, 144A(e)	1,365,000
1,155,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 8/15/2027, 144A	1,178,100
170,000	Graham Packaging Co., Inc., 7.125%, 8/15/2028, 144A	183,175
220,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 9/15/2028, 144A	228,800
610,000	Mauser Packaging Solutions Holding Co., 7.250%, 4/15/2025, 144A	597,800

		3,552,875

	Pharmaceuticals – 3.6%
1,260,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	1,171,800
790,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	737,426
720,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	712,116
185,000	Bausch Health Cos., Inc., 7.250%, 5/30/2029, 144A	189,053
385,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028, 144A	394,744
640,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A	431,587

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Pharmaceuticals – continued
$145,000	Endo Luxembourg Finance Co. I.S.a.r.l/Endo U.S., Inc., 6.125%, 4/01/2029, 144A	$142,100
205,000	Jazz Securities DAC, 4.375%, 1/15/2029, 144A	212,544
745,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/2031, 144A	767,499
251,000	Par Pharmaceutical, Inc., 7.500%, 4/01/2027, 144A	256,605
230,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	253,000
650,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	618,313
4,010,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	3,513,762
295,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025	325,238

		9,725,787

	Property & Casualty Insurance – 0.3%
281,987	Ardonagh Midco 2 PLC, 12.750% PIK or 11.500% Cash, 1/15/2027, 144A(d)	308,776
255,000	AssuredPartners, Inc., 5.625%, 1/15/2029, 144A	255,000
275,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029, 144A	280,500

		844,276

	Refining – 0.5%
120,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.000%, 4/15/2025, 144A	130,500
150,000	CVR Energy, Inc., 5.250%, 2/15/2025, 144A	150,076
540,000	Parkland Corp., 5.875%, 7/15/2027, 144A	575,570
190,000	PBF Holding Co. LLC/PBF Finance Corp., 6.000%, 2/15/2028	130,150
240,000	PBF Holding Co. LLC/PBF Finance Corp., 9.250%, 5/15/2025, 144A	241,774

		1,228,070

	REITs - Hotels – 0.4%
380,000	Service Properties Trust, 4.750%, 10/01/2026	375,250
530,000	Service Properties Trust, 7.500%, 9/15/2025	600,065

		975,315

	REITs - Mortgage – 0.2%
185,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	184,738
265,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	269,638

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	REITs - Mortgage – continued
$170,000	Starwood Property Trust, Inc., 3.625%, 7/15/2026, 144A	$171,275

		625,651

	Restaurants – 0.5%
1,280,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030, 144A	1,238,400
230,000	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029, 144A	236,325

		1,474,725

	Retailers – 2.5%
165,000	Ambience Merger Sub, Inc., 4.875%, 7/15/2028, 144A	165,412
310,000	Ambience Merger Sub, Inc., 7.125%, 7/15/2029, 144A	313,100
91,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	93,503
99,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	103,455
975,000	Carvana Co., 5.500%, 4/15/2027, 144A	1,006,912
130,000	Carvana Co., 5.625%, 10/01/2025, 144A	135,156
460,000	Carvana Co., 5.875%, 10/01/2028, 144A	483,883
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	571,670
80,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	81,400
130,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	132,600
185,000	L Brands, Inc., 5.250%, 2/01/2028	206,969
90,000	L Brands, Inc., 6.625%, 10/01/2030, 144A	104,175
150,000	L Brands, Inc., 6.750%, 7/01/2036	187,875
455,000	L Brands, Inc., 6.875%, 11/01/2035	576,144
270,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	289,200
555,000	Magic Mergeco, Inc., 7.875%, 5/01/2029, 144A	572,344
115,000	Murphy Oil USA, Inc., 4.750%, 9/15/2029	121,003
275,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	293,562
270,000	PetSmart, Inc./PetSmart Finance Corp., 4.750%, 2/15/2028, 144A	280,462
310,000	PetSmart, Inc./PetSmart Finance Corp., 7.750%, 2/15/2029, 144A	341,775

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Retailers – continued
$250,000	Rite Aid Corp., 7.500%, 7/01/2025, 144A	$253,125
420,000	Victoria’s Secret & Co., 4.625%, 7/15/2029, 144A	420,000
		6,733,725
	Technology – 5.4%
216,000	BY Crown Parent LLC/BY Bond Finance, Inc., 4.250%, 1/31/2026, 144A	226,260
415,000	Camelot Finance S.A., 4.500%, 11/01/2026, 144A	434,194
445,000	Clarivate Science Holdings Corp., 4.875%, 6/30/2029, 144A	456,681
2,565,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	2,625,919
346,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	353,352
575,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	623,156
540,000	Elastic NV, 4.125%, 7/15/2029, 144A	540,000
850,000	Endure Digital, Inc., 6.000%, 2/15/2029, 144A	841,500
140,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	140,000
1,185,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	1,223,157
255,000	J2 Global, Inc., 4.625%, 10/15/2030, 144A	264,001
250,000	LogMeIn, Inc., 5.500%, 9/01/2027, 144A	258,763
195,000	NCR Corp., 5.000%, 10/01/2028, 144A	201,644
210,000	NCR Corp., 5.250%, 10/01/2030, 144A	217,875
490,000	Nielsen Finance LLC/Nielsen Finance Co., 5.625%, 10/01/2028, 144A	517,484
470,000	Nielsen Finance LLC/Nielsen Finance Co., 5.875%, 10/01/2030, 144A	511,821
635,000	Nokia OYJ, 4.375%, 6/12/2027	701,427
515,000	Open Text Corp., 3.875%, 2/15/2028, 144A	523,307
20,000	Open Text Corp., 5.875%, 6/01/2026, 144A	20,705
410,000	Pitney Bowes, Inc., 6.875%, 3/15/2027, 144A	433,062
130,000	Presidio Holdings, Inc., 4.875%, 2/01/2027, 144A	133,739
130,000	Presidio Holdings, Inc., 8.250%, 2/01/2028, 144A	141,375

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Technology – continued
$290,000	PTC, Inc., 4.000%, 2/15/2028, 144A	$299,570
550,000	Rocket Software, Inc., 6.500%, 2/15/2029, 144A	545,754
175,000	Sabre GLBL, Inc., 7.375%, 9/01/2025, 144A	190,313
65,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	77,274
180,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.625%, 11/01/2026, 144A	187,875
385,000	Square, Inc., 2.750%, 6/01/2026, 144A	391,737
500,000	Veritas U.S., Inc./Veritas Bermuda Ltd., 7.500%, 9/01/2025, 144A	520,625
415,000	Veritas U.S., Inc./Veritas Bermuda Ltd., 10.500%, 2/01/2024, 144A	425,985
255,000	Xerox Holdings Corp., 5.000%, 8/15/2025, 144A	269,183
255,000	Xerox Holdings Corp., 5.500%, 8/15/2028, 144A	264,942
		14,562,680
	Transportation Services – 0.2%
410,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 7/15/2027, 144A	427,663

	Wireless – 1.4%
1,285,000	Altice France S.A., 5.125%, 1/15/2029, 144A	1,291,425
975,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	1,037,186
430,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027	467,831
770,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	818,287
180,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	187,200
		3,801,929
	Wirelines – 1.1%
210,000	Cablevision Lightpath LLC, 5.625%, 9/15/2028, 144A	213,885
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	243,065
30,000	Lumen Technologies, Inc., 5.125%, 12/15/2026, 144A	31,163
845,000	Lumen Technologies, Inc., 5.375%, 6/15/2029, 144A	857,155
420,000	Lumen Technologies, Inc., 5.625%, 4/01/2025	455,700
100,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	115,375

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Wirelines – continued
$155,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	$199,950
475,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028, 144A	473,812
260,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.750%, 8/15/2028, 144A	267,800
		2,857,905
	Total Non-Convertible Bonds (Identified Cost $211,672,672)	227,366,308
Convertible Bonds – 5.3%
	Airlines – 0.4%
185,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	184,352
530,000	Southwest Airlines Co., 1.250%, 5/01/2025	802,619
		986,971
	Cable Satellite – 1.9%
195,000	DISH Network Corp., Zero Coupon, 0.000%, 12/15/2025, 144A(k)	227,078
960,000	DISH Network Corp., 2.375%, 3/15/2024	930,600
3,400,000	DISH Network Corp., 3.375%, 8/15/2026	3,469,700
375,000	Liberty Media Corp., 0.500%, 12/01/2050, 144A	431,437
		5,058,815
	Consumer Cyclical Services – 0.3%
260,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(k)	280,800
285,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.734%, 2/15/2026, 144A(l)	275,559
345,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(k)	349,830
		906,189
	Healthcare – 0.5%
1,265,000	Teladoc Health, Inc., 1.250%, 6/01/2027	1,416,041
	Media Entertainment – 0.2%
410,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(k)	391,038
	Pharmaceuticals – 1.4%
410,000	Aerie Pharmaceuticals, Inc., 1.500%, 10/01/2024	403,864
435,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	450,790

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Convertible Bonds – continued
	Pharmaceuticals – continued
$2,005,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	$2,008,864
205,000	Guardant Health, Inc., Zero Coupon, 0.000%, 11/15/2027, 144A(k)	233,316
250,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026, 144A(k)	244,925
190,000	Livongo Health, Inc., 0.875%, 6/01/2025	301,828
175,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024	233,958
		3,877,545
	Technology – 0.6%
1,120,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	1,523,200
145,000	Splunk, Inc., 1.125%, 6/15/2027	141,284
		1,664,484
	Total Convertible Bonds (Identified Cost $13,770,444)	14,301,083
	Total Bonds and Notes (Identified Cost $225,443,116)	241,667,391
Senior Loans – 0.4%
	Airlines – 0.1%
300,068	United Airlines, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 4/21/2028(a)	303,735
	Chemicals – 0.1%
332,000	Lonza Group AG, USD Term Loan B, 4/29/2028(m)	332,179
	Lodging – 0.1%
297,314	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 5/19/2028(m)	297,406
	Pharmaceuticals – 0.1%
249,000	Jazz Financing Lux S.a.r.l., USD Term Loan, 5/05/2028(m)	249,700
	Total Senior Loans (Identified Cost $1,170,871)	1,183,020
Collateralized Loan Obligations – 1.7%
250,000	Ballyrock CLO Ltd., Series 2019-1A, Class C, 3-month LIBOR + 3.700%, 3.884%, 7/15/2032, 144A(a)	250,096
260,000	Battalion CLO XIV Ltd., Series 2019-14A, Class E, 3-month LIBOR + 6.680%, 6.868%, 4/20/2032, 144A(a)	260,002
335,000	CIFC Funding Ltd., Series 2019-1A, Class DR, 3-month LIBOR + 3.100%, 3.288%, 4/20/2032, 144A(a)	335,105
325,000	Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class DR, 3-month LIBOR + 3.050%, 3.238%, 7/20/2031, 144A(a)	325,034

Principal Amount	Description	Value (†)
Collateralized Loan Obligations – continued
$465,000	Madison Park Funding XII Ltd., Series 2014-12A, Class E, 3-month LIBOR + 5.100%, 5.288%, 7/20/2026, 144A(a)	$463,995
535,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3-month LIBOR + 6.360%, 6.546%, 4/21/2034, 144A(a)	535,014
665,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3-month LIBOR + 6.250%, 7/02/2035, 144A(a)(g)(n)	665,000
860,000	OZLM XXIII Ltd., Series 2019-23A, Class DR, 3-month LIBOR + 3.750%, 3.934%, 4/15/2034, 144A(a)	863,850
450,000	Palmer Square CLO Ltd., Series 2018-3A, Class D, 3-month LIBOR + 4.400%, 4.556%, 8/15/2026, 144A(a)	450,001
320,000	Palmer Square CLO Ltd., Series 2021-2A, Class D, 3-month LIBOR + 2.900%, 3.006%, 7/15/2034, 144A(a)	319,992
	Total Collateralized Loan Obligations (Identified Cost $4,435,471)	4,468,089
Shares
Preferred Stocks – 1.3%
Convertible Preferred Stocks – 1.3%
	Food & Beverage – 0.7%
15,141	Bunge Ltd., 4.875%	1,757,265
	Healthcare – 0.2%
3,487	Boston Scientific Corp., Series A, 5.500%	404,701
	Technology – 0.2%
5,740	Clarivate PLC, Series A, 5.250%	600,978
	Wireless – 0.2%
528	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(i)(j)	665,322
	Total Convertible Preferred Stocks (Identified Cost $2,960,199)	3,428,266
	Total Preferred Stocks (Identified Cost $2,960,199)	3,428,266
Common Stocks – 2.2%
	Aerospace & Defense – 0.1%
348	Lockheed Martin Corp.	131,666
	Air Freight & Logistics – 0.1%
721	United Parcel Service, Inc., Class B	149,946
	Beverages – 0.0%
2,342	Coca-Cola Co. (The)	126,725
	Capital Markets – 0.1%
163	BlackRock, Inc.	142,620

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
1,475	Morgan Stanley	$ 135,243
		277,863
	Chemicals – 0.1%
12,926	Hexion Holdings Corp., Class B(o)	239,131
	Communications Equipment – 0.1%
2,550	Cisco Systems, Inc.	135,150
	Electric Utilities – 0.1%
1,332	Duke Energy Corp.	131,495
1,534	NextEra Energy, Inc.	112,411
		243,906
	Energy Equipment & Services – 0.0%
11,343	McDermott International Ltd.(o)	5,558
	Food & Staples Retailing – 0.0%
890	Walmart, Inc.	125,508
	Health Care Equipment & Supplies – 0.0%
957	Abbott Laboratories	110,945
	Health Care Providers & Services – 0.1%
374	Anthem, Inc.	142,793
349	UnitedHealth Group, Inc.	139,754
		282,547
	Hotels, Restaurants & Leisure – 0.0%
1,091	Starbucks Corp.	121,985
	Household Products – 0.0%
941	Procter & Gamble Co. (The)	126,969
	Insurance – 0.1%
1,333	Progressive Corp. (The)	130,914
	IT Services – 0.1%
453	Accenture PLC, Class A	133,540
661	Automatic Data Processing, Inc.	131,288
		264,828
	Machinery – 0.0%
359	Deere & Co.	126,623
	Media – 0.0%
2,149	Comcast Corp., Class A	122,536
	Metals & Mining – 0.1%
2,127	Newmont Corp.	134,809
	Oil, Gas & Consumable Fuels – 0.3%
2,801	Battalion Oil Corp.(o)	37,533
1,133	Chevron Corp.	118,670

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
7,858	Whiting Petroleum Corp.(o)	$428,654
4,950	Williams Cos., Inc. (The)	131,423
		716,280
	Pharmaceuticals – 0.1%
730	Johnson & Johnson	120,260
1,612	Merck & Co., Inc.	125,365
161	Organon & Co.(o)	4,872
		250,497
	REITs - Diversified – 0.1%
550	American Tower Corp.	148,577
	Road & Rail – 0.0%
557	Union Pacific Corp.	122,501
	Software – 0.1%
493	Microsoft Corp.	133,554
	Specialty Retail – 0.1%
447	Home Depot, Inc. (The)	142,544
	Technology Hardware, Storage & Peripherals – 0.0%
918	Apple, Inc.	125,729
	Wireless Telecommunication Services – 0.5%
10,066	T-Mobile US, Inc.(o)	1,457,859
	Total Common Stocks (Identified Cost $5,958,051)	5,955,150
Warrants – 0.0%
35	Guaranteed Rate, Inc., Expiration on 12/31/2060(g)(h)(i)(o)	—
22,710	McDermott International Ltd., Tranche A, Expiration on 5/1/2024(g)(h)(o)	1,590
25,233	McDermott International Ltd., Tranche B, Expiration on 5/1/2024(g)(h)(o)	757
	Total Warrants (Identified Cost $35,225)	2,347
Principal Amount
Short-Term Investments – 4.9%
$13,105,573	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $13,105,573 on 7/01/2021 collateralized by $13,359,400 U.S. Treasury Note, 1.250% due 6/30/2028 valued at $13,367,750 including accrued interest(p) (Identified Cost $13,105,573)	13,105,573
	Total Investments – 100.4% (Identified Cost $253,108,506)	269,809,836
	Other assets less liabilities – (0.4)%	(1,116,722)
	Net Assets – 100.0%	$268,693,114

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2021, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$1,179,550	0.4%	$114,595	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2021 is disclosed.
(c)	Perpetual bond with no specified maturity date.
(d)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2021, interest payments were made in principal.
(e)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2021, interest payments were made in cash.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Level 3 security. Value has been determined using significant unobservable inputs.
(h)	Fair valued by the Fund’s adviser. At June 30, 2021, the value of these securities amounted to $114,595 or less than 0.1% of net assets.
(i)	Illiquid security.
(j)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2021, the value of these securities amounted to $1,179,550 or 0.4% of net assets.

(k)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(m)	Position is unsettled. Contract rate was not determined at June 30, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(n)	New issue unsettled as of June 30, 2021. Coupon rate does not take effect until settlement date.
(o)	Non-income producing security.
(p)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(q)	Payment-in-kind security for which the issuer, at each interest payment date, makes interest payments in additional principal.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of Rule 144A holdings amounted to $169,999,165 or 63.3% of net assets.
ABS	Asset-Backed Securities
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$1,854,706	$—	(a)	$1,854,706
Non-Agency Commercial Mortgage-Backed Securities	—	3,587,570	112,248	(b)	3,699,818
All Other Non-Convertible Bonds*	—	221,811,784	—		221,811,784

Total Non-Convertible Bonds	—	227,254,060	112,248		227,366,308

Convertible Bonds*	—	14,301,083	—		14,301,083

Total Bonds and Notes	—	241,555,143	112,248		241,667,391

Senior Loans*	—	1,183,020	—		1,183,020
Collateralized Loan Obligations	—	3,803,089	665,000	(c)	4,468,089
Preferred Stocks
Food & Beverage	—	1,757,265	—		1,757,265
Wireless	—	665,322	—		665,322
All Other Preferred Stocks*	1,005,679	—	—		1,005,679

Total Preferred Stocks	1,005,679	2,422,587	—		3,428,266

Common Stocks
Chemicals	—	239,131	—		239,131
All Other Common Stocks*	5,716,019	—	—		5,716,019

Total Common Stocks	5,716,019	239,131	—		5,955,150

Warrants	—	—	2,347	(a)(b)	2,347
Short-Term Investments	—	13,105,573	—		13,105,573

Total	$6,721,698	$262,308,543	$779,595		$269,809,836

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Includes a security fair valued at zero by the Fund’s adviser using level 3 inputs.
(b)	Fair valued by the Fund’s adviser.
(c)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2020 and/or June 30, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2021		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2021
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)	$—
Non-Agency Commercial Mortgage-Backed Securities	314,438		—	—	(202,190)	—	—	—	—	112,248		(202,190)
Collateralized Loan Obligations	—		—	—	—	665,000	—	—	—	665,000		—
Preferred Stocks
Energy	—	(a)	—	(488,846)	488,846	—	—	—	—	—		—
Warrants	35,226	(a)	—	16,808	(32,879)	—	(16,808)	—	—	2,347	(a)	(32,879)

Total	$349,664		$—	$(472,038)	$253,777	$665,000	$(16,808)	$—	$—	$779,595		$(235,069)

(a)	Includes a security fair valued at zero by the Fund’s adviser using level 3 inputs.

Industry Summary at June 30, 2021 (Unaudited)

Cable Satellite	7.5%
Independent Energy	7.4
Technology	6.2
Pharmaceuticals	5.2
Midstream	5.2
Healthcare	5.0
Gaming	4.1
Metals & Mining	4.0
Media Entertainment	4.0
Building Materials	3.6
Finance Companies	3.5
Consumer Cyclical Services	3.2
Leisure	3.0
Aerospace & Defense	2.9
Food & Beverage	2.7
Retailers	2.5
Automotive	2.4
Other Investments, less than 2% each	21.4
Short-Term Investments	4.9
Collateralized Loan Obligations	1.7

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%